Consolidated Statements of Financial Condition - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
ASSETS
Cash	$ 22,207,000	$ 24,642,000	$ 24,399,000	$ 24,465,000	$ 19,985,000
Restricted cash	353,000	218,000		92,000
Cash deposits with clearing organizations	1,030,000	1,005,000		1,005,000
Securities owned, at fair value	1,522,000	887,000		1,061,000
Receivables from broker-dealers and clearing organizations	3,610,000	3,078,000		4,985,000
Forgivable loans receivable	1,808,000	1,368,000		662,000
Other receivables, net	3,852,000	3,709,000		3,998,000
Prepaid expenses	1,638,000	1,727,000		932,000
Fixed assets, net	837,000	712,000		752,000
Intangible assets, net	6,778,000	7,331,000		7,595,000
Goodwill	6,531,000	6,531,000		6,531,000	0
Deferred tax asset, net	11,801,000	11,662,000		11,925,000
Other assets, principally refundable deposits	306,000	512,000		790,000
Total Assets	62,273,000	63,382,000	$ 65,061,000	64,793,000
Liabilities
Securities sold, not yet purchased at fair value		32,000		55,000
Accrued commissions and payroll payable	10,026,000	10,244,000		13,520,000
Accounts payable and accrued expenses	5,937,000	6,602,000		5,636,000
Deferred clearing and marketing credits	1,048,000	1,205,000		971,000
Other	205,000	37,000		79,000
Total Liabilities	17,216,000	18,120,000		20,261,000
Stockholders’ Equity
Preferred stock, $0.01 par value, 10,000,000 shares authorized; none outstanding
Common stock $0.02 par value, 150,000,000 shares authorized; 12,473,968 issued and outstanding at September 30, 2015 and 12,464,941 shares issued and outstanding at September 30, 2014	249,000	249,000		249,000
Additional paid-in-capital	80,321,000	80,282,000		79,837,000
Accumulated deficit	(35,528,000)	(35,284,000)		(35,569,000)
Total National Holdings Corporation Stockholders’ Equity	45,042,000	45,247,000		44,517,000
Non-Controlling interest	15,000	15,000		15,000
Total Stockholders’ Equity	45,057,000	45,262,000		44,532,000	$ 15,797,000
Total Liabilities and Stockholders’ Equity	$ 62,273,000	$ 63,382,000		$ 64,793,000